Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 5.4	$ 5.0	$ 6.3
Charged to Costs and Expenses	3.9	3.6	1.2
Deductions	(3.9)	(3.2)	(2.5)
Balance at End of Period	5.4	5.4	5.0
Reserve for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4.5	3.2	2.9
Charged to Costs and Expenses	33.2	32.0	29.4
Deductions	(33.3)	(30.7)	(29.1)
Balance at End of Period	$ 4.4	$ 4.5	$ 3.2